Jul. 01, 2019

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan New York Tax Free Bond Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 13, 2020

to the Summary Prospectuses and the Prospectuses

dated July 1, 2019, as supplemented

Effective March 2, 2020 (the “Effective Date”), the Fund will have the ability to invest up to 10% of its total assets in high yield securities (also known as “below investment grade securities” or “junk bonds”). On the Effective Date, the following changes will be made to the Fund’s Summary Prospectuses and Prospectuses.

The following will be added as the sixth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section:

The Fund may invest up to 10% of its total assets in securities rated below investment grade. Such securities are known as “junk bonds”, “high yield bonds” and “non-investment grade bonds.” Junk bonds also include unrated securities that the Fund’s adviser believes to be of comparable quality to debt securities that are rated below investment grade. These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality, such that, following the time of purchase, they would be deemed to be below investment grade. If the quality of an investment grade security is downgraded subsequent to purchase to below investment grade, the Fund may continue to hold the security.

The following disclosure will be added as a risk factor in the “Risk/Return Summary — The Fund’s Main Investment Risks” section:

High Yield Securities Risk. The Fund may invest in securities that are issued by municipalities that are highly leveraged, less creditworthy or financial distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.

Effective immediately, the first sentence of the eighth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section is deleted in its entirety and replaced with the following:

The average weighted maturity of the Fund’s portfolio will be between three and twelve years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE